Label	Element	Value
PD Small-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Value Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 35% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark index are those that are included in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2023, the market capitalization range of the Russell 2000 Value Index was approximately $22.3 million to $10.0 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $2.7 billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).
As an index fund, the sub-adviser normally invests the Fund’s assets across different groups of industries/sectors in the same manner as its index is invested, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in accordance with its index in seeking the investment goal of the Fund. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Financial sector. The components of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization value domestic equity market index to continue to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of: • a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and • a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization value domestic equity market index to continue to be the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2020: 33.27%; Q1 2020: (35.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.32%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2023)
PD Small-Cap Value Index Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PD Small-Cap Value Index Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
PD Small-Cap Value Index Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
PD Small-Cap Value Index Portfolio | Small-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
PD Small-Cap Value Index Portfolio | Value Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
PD Small-Cap Value Index Portfolio | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.
PD Small-Cap Value Index Portfolio | Index Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
PD Small-Cap Value Index Portfolio | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.
PD Small-Cap Value Index Portfolio | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
PD Small-Cap Value Index Portfolio | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.
PD Small-Cap Value Index Portfolio | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). The fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
PD Small-Cap Value Index Portfolio | Financial Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
PD Small-Cap Value Index Portfolio | Underlying Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
PD Small-Cap Value Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
PD Small-Cap Value Index Portfolio | Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
PD Small-Cap Value Index Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 394
Annual Return 2014	rr_AnnualReturn2014	4.00%
Annual Return 2015	rr_AnnualReturn2015	(7.50%)
Annual Return 2016	rr_AnnualReturn2016	31.35%
Annual Return 2017	rr_AnnualReturn2017	7.59%
Annual Return 2018	rr_AnnualReturn2018	(12.97%)
Annual Return 2019	rr_AnnualReturn2019	22.06%
Annual Return 2020	rr_AnnualReturn2020	4.92%
Annual Return 2021	rr_AnnualReturn2021	27.90%
Annual Return 2022	rr_AnnualReturn2022	(14.81%)
Annual Return 2023	rr_AnnualReturn2023	14.19%
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 1, 2009)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.